Income Tax (Deferred Tax Assets and Liabilities) (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Jun. 30, 2013		Jun. 30, 2012
Income Tax Disclosure [Abstract]
Current Deferred Tax Asset		$ 77	[1]	$ 81	[1]
Non Current Deferred Tax Asset		8	[2]	4	[2]
Current Deferred Tax Liability		(2)	[3]	(2)	[3]
Non Current Deferred Tax Liability	(645)	(638)		(644)
Net Deferred Income Tax Liabilities		$ (555)		$ (561)

[1]	Included in "Other Current Assets"
[2]	Included in "Other Assets"
[3]	Included in "Other Accrued Liabilities"